AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2024
	Shares	Value
Common Stocks - 91.6%
Communication Services - 8.6%
Alphabet, Inc., Class A (United States)	29,892	$5,658,556
Charter Communications, Inc., Class A (United States)*	7,854	2,692,115

Total Communication Services		8,350,671
Consumer Discretionary - 12.2%
Amadeus IT Group, S,A, (Spain)	51,505	3,635,441
Amazon.com, Inc. (United States)*	26,070	5,719,497
Cie Financiere Richemont, S.A. (Switzerland)	16,433	2,485,889

Total Consumer Discretionary		11,840,827
Consumer Staples - 8.5%
Diageo PLC (United Kingdom)	148,056	4,704,899
Unilever PLC (United Kingdom)	61,714	3,515,486

Total Consumer Staples		8,220,385
Financials - 9.5%
Aon PLC, Class A (United States)	10,750	3,860,970
The Charles Schwab Corp. (United States)	14,820	1,096,828
Intercontinental Exchange, Inc. (United States)	15,451	2,302,354
Mastercard, Inc., Class A (United States)	3,770	1,985,169

Total Financials		9,245,321
Health Care - 18.4%
Becton Dickinson & Co. (United States)	12,279	2,785,737
Bio-Rad Laboratories, Inc., Class A (United States)*	6,096	2,002,597
The Cooper Cos., Inc. (United States)*	17,529	1,611,441
Elevance Health, Inc. (United States)	5,907	2,179,092
Sonic Healthcare, Ltd. (Australia)	112,821	1,881,728
Thermo Fisher Scientific, Inc. (United States)	4,870	2,533,520
UnitedHealth Group, Inc. (United States)	7,189	3,636,628
Zoetis, Inc. (United States)	7,378	1,202,098

Total Health Care		17,832,841
	Shares	Value
Industrials - 21.9%
Aena SME, S.A. (Spain)[1]	9,600	$1,959,339
Airbus SE (France)	27,070	4,334,746
Canadian Pacific Kansas City, Ltd. (Canada)	53,623	3,880,697
Safran, S.A. (France)	19,895	4,359,146
Siemens AG (Germany)	16,569	3,230,868
Vinci, S.A. (France)	34,082	3,508,967

Total Industrials		21,273,763
Information Technology - 10.5%
Dassault Systemes SE (France)	56,930	1,970,002
Microsoft Corp. (United States)	9,895	4,170,742
Salesforce, Inc. (United States)	12,160	4,065,453

Total Information Technology		10,206,197
Materials - 2.0%
Franco-Nevada Corp. (Canada)	16,437	1,932,827

Total Common Stocks (Cost $80,591,195)		88,902,832
Short-Term Investments - 6.0%
Other Investment Companies - 6.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%[2]	2,330,067	2,330,067
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%[2]	3,495,101	3,495,101

Total Short-Term Investments (Cost $5,825,168)		5,825,168
Total Investments - 97.6% (Cost $86,416,363)		94,728,000
Derivatives - 1.3%[3]		1,259,046
Other Assets, less Liabilities - 1.1%		1,076,067
Net Assets - 100.0%		$97,063,113

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of this security amounted to $1,959,339 or 2.0% of net assets.
[2]	Yield shown represents the December 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[3]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	255	Short	03/21/25	$(12,892,759)	$343,778
S&P 500 E-Mini Index	USD	95	Short	03/21/25	(28,194,812)	915,268
					Total	$1,259,046

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$3,880,697	$17,393,066	—	$21,273,763
Health Care	15,951,113	1,881,728	—	17,832,841
Consumer Discretionary	5,719,497	6,121,330	—	11,840,827
Information Technology	8,236,195	1,970,002	—	10,206,197
Financials	9,245,321	—	—	9,245,321
Communication Services	8,350,671	—	—	8,350,671
Consumer Staples	—	8,220,385	—	8,220,385
Materials	1,932,827	—	—	1,932,827
Short-Term Investments
Other Investment Companies	5,825,168	—	—	5,825,168
Total Investments in Securities	$59,141,489	$35,586,511	—	$94,728,000
Financial Derivative Instruments - Assets
Equity Futures Contracts	$1,259,046	—	—	$1,259,046
Total Financial Derivative Instruments	$1,259,046	—	—	$1,259,046

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at December 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	2.1
Canada	6.5
France	16.0
Germany	3.6
Spain	6.3
Switzerland	2.8
United Kingdom	9.3
United States	53.4
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.